Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants.
Schedule of warrants

	Warrants	Weighted average
	outstanding	Exercise price
Balance, December 31, 2019	248,352	$2.00
Expired	(248,352)	2.00
Balance, December 31, 2020	—	—
Issued (1)	562,860	4.40
Exercise of warrants	(30,000)	4.40
Balance, December 31, 2021	532,860	$4.40

Schedule of warrants outstanding

Expiry date	Exercise price	Number of Warrants
February 12, 2022	$4.40	532,860